Retirement benefit obligations - Assumptions used (Details) - Rentokil Initial Irish Pension Scheme	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted average
Disclosure of defined benefit plans
Discount rate (as a percent)	3.50%	4.20%
Future pension increases (as a percent)	2.30%	2.60%
Inflation (as a percent)	2.30%	2.60%
Minimum
Disclosure of defined benefit plans
Pension scheme duration	16 years
Maximum
Disclosure of defined benefit plans
Pension scheme duration	17 years